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                              SEI TAX EXEMPT TRUST
                         CALIFORNIA MUNICIPAL BOND FUND
                        MASSACHUSETTS MUNICIPAL BOND FUND
                         NEW JERSEY MUNICIPAL BOND FUND
                               OHIO TAX FREE FUND
                          NEW YORK MUNICIPAL BOND FUND
                       SHORT DURATION MUNICIPAL BOND FUND

                         SUPPLEMENT DATED AUGUST 20, 2004
   TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED DECEMBER 31, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

CHANGE IN NON-FUNDAMENTAL POLICY REGARDING PLEDGING, HYPOTHECATING OR MORTGAGING OF ASSETS

The SAI is hereby supplemented to reflect a change in the non-fundamental policy regarding pledging, hypothecating or mortgaging of assets for each of the California Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, Ohio Tax Free Fund, New York Municipal Bond Fund and Short Duration Municipal Bond Fund. Accordingly, the first non-fundamental policy, under the section entitled "Investment Limitations," on pages S-21 and S-22 is hereby deleted and replaced with the following:

     Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or in segregated accounts in compliance with the asset segregation requirements imposed by
     Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

                           -------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE